Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2025
Concentration of Risks [Abstract]
Schedule of Concentration of Credit Risk

Accounts receivable concentration of credit risk is as below:

	As of December 31,	As of December 31,
	2025	2024
Customer A	14%	*	%
Customer B	19%	*	%
Customer C	37%	27%

Suppliers that accounted for 10% or more of the Company’s purchases for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2025		2024		2023
Supplier D	*	%	12%		* %
Supplier F	20%		N/A		N/A
Supplier B	*	%	*	%	21%
Supplier C	*	%	*	%	15%

Suppliers that accounted for 10% or more of the Company’s accounts payables as of December 31, 2023, 2024 and 2025:

	As of the year ended December 31,	As of the year ended December 31,		As of the year ended December 31,
	2025	2024		2023
Supplier A	* %	29%		*	%
Supplier C	11%	*	%	*	%
Supplier E	15%	*	%	N/A
Supplier G	11%	*	%	N/A
Supplier H	11%	*	%	N/A

Revenue concentration of credit risk is as below:

	For the year ended December 31,	For the year ended December 31,		For the year ended December 31,
	2025	2024		2023
Customer C	16%	*	%	N/A
Customer B	17%	*		N/A

*	Less than 10%